JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
INVESTMENT COMPANIES — 93.5%
Alternative Assets — 3.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	10,568	168,566

Fixed Income — 25.6%
JPMorgan Core Bond Fund Class R6 Shares (a)	23,766	284,954
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	89,400	763,477
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	6,611	52,228
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	6,653	52,156
JPMorgan High Yield Fund Class R6 Shares (a)	16,967	124,031
JPMorgan Income Fund Class R6 Shares (a)	4,557	43,295

Total Fixed Income		1,320,141

International Equity — 27.4%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	18,244	374,540
JPMorgan International Equity Fund Class R6 Shares (a)	10,861	230,900
JPMorgan International Focus Fund Class R6 Shares (a)	17,511	467,709
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	16,600	342,129

Total International Equity		1,415,278

U.S. Equity — 37.2%
JPMorgan Growth Advantage Fund Class R6 Shares (a)	10,492	385,164
JPMorgan Large Cap Value Fund Class R6 Shares (a)	2,750	52,994
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	640	48,717
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	850	24,942
JPMorgan Small Cap Value Fund Class R6 Shares (a)	560	18,869
JPMorgan U.S. Equity Fund Class R6 Shares (a)	21,163	462,200
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	9,861	362,588
JPMorgan Value Advantage Fund Class R6 Shares (a)	13,128	564,102

Total U.S. Equity		1,919,576

TOTAL INVESTMENT COMPANIES (Cost $3,671,939)		4,823,561

EXCHANGE-TRADED FUNDS — 4.6%
Alternative Assets — 1.0%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	531	51,066

Fixed Income — 1.7%
JPMorgan High Yield Research Enhanced ETF (a)	1,705	88,779

U.S. Equity — 1.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,114	97,667

TOTAL EXCHANGE-TRADED FUNDS (Cost $221,831)		237,512

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.5%
U.S. Treasury Notes 1.38%, 1/31/2022 (b) (Cost $27,788)	27,670	27,792

	Shares (000)
SHORT-TERM INVESTMENTS — 1.6%
INVESTMENT COMPANIES — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (c) (Cost $81,544)	81,544	81,544

Total Investments — 100.2% (Cost $4,003,102)		5,170,409
Liabilities in Excess of Other Assets — (0.2)%		(7,949)

Net Assets — 100.0%		5,162,460

Percentages indicated are based on net assets.

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2021.

JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	1,151	12/2021	EUR	53,650	(1,795)
FTSE 100 Index	431	12/2021	GBP	40,898	10
MSCI EAFE E-Mini Index	901	12/2021	USD	102,133	(4,835)
S&P 500 E-Mini Index	388	12/2021	USD	83,469	(2,841)

					(9,461)

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$237,512	$—	$—	$237,512
Investment Companies	4,823,561	—	—	4,823,561
U.S. Treasury Obligations	—	27,792	—	27,792
Short-Term Investments
Investment Companies	81,544	—	—	81,544

Total Investments in Securities	$5,142,617	$27,792	$—	$5,170,409

Appreciation in Other Financial Instruments
Futures Contracts	$10	$—	$—	$10
Depreciation in Other Financial Instruments
Futures Contracts	(9,471)	—	—	(9,471)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(9,461)	$—	$—	$(9,461)

JPMorgan SmartRetirement® 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2021
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2021	Shares at September 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$59,551	$—	$9,093	$1,100	$(492)	$51,066	531	$350	$—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	108,148	—	8,107	649	(3,023)	97,667	1,114	227	—
JPMorgan Core Bond Fund Class R6 Shares (a)	302,367	1,598	17,690	(140)	(1,181)	284,954	23,766	1,598	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	814,139	4,979	52,219	336	(3,758)	763,477	89,400	4,978	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	57,466	649	4,738	(187)	(962)	52,228	6,611	649	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	400,619	18,976	9,125	(4)	(35,926)	374,540	18,244	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	57,537	1,048	4,984	(299)	(1,146)	52,156	6,653	1,048	—
JPMorgan Growth Advantage Fund Class R6 Shares (a)	353,781	39,980	8,728	5,585	(5,454)	385,164	10,492	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	131,016	1,499	8,183	514	(815)	124,031	16,967	1,499	—
JPMorgan High Yield Research Enhanced ETF (a)	97,730	—	8,496	3	(458)	88,779	1,705	1,027	—
JPMorgan Income Fund Class R6 Shares (a)	43,146	421	—	—	(272)	43,295	4,557	421	—
JPMorgan International Equity Fund Class R6 Shares (a)	240,996	9,389	18,386	1,093	(2,192)	230,900	10,861	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	487,572	18,852	21,744	3,543	(20,514)	467,709	17,511	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	361,980	—	17,857	2,062	(4,056)	342,129	16,600	—	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	162,040	203	103,953	(7,462)	2,166	52,994	2,750	204	—
JPMorgan Realty Income Fund Class R6 Shares (a)	185,406	635	19,712	3,964	(1,727)	168,566	10,568	635	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	49,370	—	—	—	(653)	48,717	640	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	17,512	8,726	—	—	(1,296)	24,942	850	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	19,346	38	—	—	(515)	18,869	560	38	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	487,829	830	30,532	10,838	(6,765)	462,200	21,163	830	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03% (a) (b)	72,915	275,021	266,392	—	—	81,544	81,544	4	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	321,474	42,899	—	—	(1,785)	362,588	9,861	960	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	661,074	—	95,406	6,324	(7,890)	564,102	13,128	—	—

Total	$5,493,014	$425,743	$705,345	$27,919	$(98,714)	$5,142,617		$14,468	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2021.